CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment				$ 12.7		$ 17.6
Revenue percent		1.00%	1.40%	0.70%	1.90%
Capitalized investments		$ 2.3	$ 4.0	$ 2.6	$ 8.5
Unamortized expense	$ 18.8	$ 16.2		16.2		18.8
Impairment charges				0.0		0.9
Improvements to income tax	tabular reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction. This ASU also has disclosure requirements related to income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted.
Seller Provided Installment Financing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire property, plant, and equipment				$ 1.7		$ 5.5